Shareholder Fees - FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO	Jul. 30, 2024 USD ($)
FidelityAgriculturalProductivityWaterSustainabilityFunds-ComboPRO | Fidelity Water Sustainability Fund
Shareholder Fees:
(fees paid directly from your investment)	none